Parent company only condensed financial information	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Parent company only condensed financial information
29.
Parent company only condensed financial information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Rule 4-08(e)(3) of Regulation S-X and concluded that it was applicable for the Company to disclose the financial information for the parent company ("Alibaba Group Holding Limited") only.

Condensed Balance Sheets

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Cash and cash equivalents	1,114	618
Amounts due from subsidiaries	49,096	15,170
Prepayments and other assets	527	245
Interest in subsidiaries and VIEs	1,180,705	1,365,004
Total assets	1,231,442	1,381,037
Current unsecured senior notes	16,252	—
Amounts due to subsidiaries	110,867	184,879
Accrued and other liabilities	2,862	5,131
Non-current bank borrowings	28,828	22,937
Non-current unsecured senior notes	86,089	122,398
Non-current convertible unsecured senior notes	—	35,834
Total liabilities	244,898	371,179
Ordinary shares	1	1
Additional paid-in capital	397,999	381,379
Treasury shares, at cost	(27,684)	(36,329)
Statutory reserves	14,733	15,936
Accumulated other comprehensive income	3,598	3,393
Retained earnings	597,897	645,478
Total shareholders’ equity	986,544	1,009,858
Total liabilities and equity	1,231,442	1,381,037

Condensed Statements of Comprehensive Income

	For the year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Total cost and expenses	(846)	(327)	(5,972)
Income from subsidiaries and VIEs	84,000	86,057	142,604
Income from operations	83,154	85,730	136,632
Interest expense	(4,696)	(5,415)	(8,058)
Other income and expenses	(5,949)	(574)	896
Net income	72,509	79,741	129,470
Other comprehensive income	23,379	14,340	498
Total comprehensive income	95,888	94,081	129,968

29.
Parent company only condensed financial information (Continued)

Condensed Statements of Cash Flows

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Net cash provided by operating activities	71,885	93,308	51,728
Cash flows from investing activities:
(Advances to and investments in) Repayments from subsidiaries and VIEs, and others	(12,290)	11,838	(54,809)
Net cash (used in) provided by investing activities	(12,290)	11,838	(54,809)
Cash flows from financing activities:
Issuance of ordinary shares	11	843	10
Advances from subsidiaries	15,296	6,195	73,526
Repurchase of ordinary shares	(74,746)	(88,745)	(86,662)
Dividend distribution	—	(17,946)	(29,077)
Repayment of unsecured senior notes	—	(5,013)	(16,220)
Repayment of bank borrowings	—	—	(6,067)
Proceeds from unsecured senior notes, net of debt issuance cost	—	—	35,979
Proceeds from convertible unsecured senior notes, net of debt issuance cost	—	—	35,665
Payments for capped call transactions	—	—	(4,612)
Net cash (used in) provided by financing activities	(59,439)	(104,666)	2,542
Effect of exchange rate changes on cash and cash equivalents	33	58	43
Increase (Decrease) in cash and cash equivalents	189	538	(496)
Cash and cash equivalents at the beginning of the year	387	576	1,114
Cash and cash equivalents at the end of the year	576	1,114	618

For the parent company only condensed financial information, the Company accounted for the investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323. Such investments are presented on the Condensed Balance Sheets as “Investments in subsidiaries and VIEs” and the shares of profits or losses of the subsidiaries and VIEs are presented as “Income from subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.

During the years ended March 31, 2023, 2024 and 2025, dividends paid to the parent company by the subsidiaries amounted to RMB75,355 million, RMB98,174 million and RMB59,933 million, respectively.

The parent company did not have significant capital and other commitments, or guarantees as of March 31, 2024 and 2025, except for those disclosed in these consolidated financial statements.

Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted in the parent company only condensed financial information. The parent company only condensed financial information is not the general-purpose financial statements of the reporting entity and should be read in conjunction with the consolidated financial statements of the Company.